Income Taxes - Components of Our Provision for Income Taxes for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal
State			(73)
Foreign
Total current			(73)
Federal			5,644
State			1,095
Foreign			424
Total deferred			7,163
Total provision for income taxes			$ 7,090